Acquisitions, disposals and discontinued operations - Result of disposal of associate (Details) - RUB (₽) ₽ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Discontinued operations
Total gain on disposal				₽ 8,177
Contingent consideration received			₽ 4,855	₽ 4,947
JSC Tochka
Discontinued operations
Percentage of ownership interest in associate sold		40.00%
Percentage of economic interest sold		45.00%
Fixed amount		₽ 4,947
Amount contingent on Tochka's earnings for the year 2021		4,647
Dividends received from associate		532
Carrying amount of disposed investment		(1,949)
Total gain on disposal		₽ 8,177
Contingent consideration received	₽ 4,855